NOTE 8 ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
NOTE 8 ACCOUNTS RECEIVABLE
Trade receivables, net	$ 245,891	$ 24,482
GST receivable	18,975	0
Accounts receivable	$ 264,866	$ 24,482